Portfolio of investments
(unaudited)
Lifecycle Index Retirement Income Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%
a
FIXED INCOME—40.1%
23,725,153
TIAA-CREF Bond Index Fund $ 232,743,754
TOTAL FIXED INCOME 232,743,754
INFLATION-PROTECTED ASSETS—10.0%
5,155,491
TIAA-CREF Inflation-Linked Bond Fund 58,205,492
TOTAL INFLATION-PROTECTED ASSETS 58,205,492
INTERNATIONAL EQUITY—13.9%
2,526,174
TIAA-CREF Emerging Markets Equity Index Fund 26,196,419
2,977,660
TIAA-CREF International Equity Index Fund 54,640,061
TOTAL INTERNATIONAL EQUITY 80,836,480
SHORT-TERM FIXED INCOME—10.2%
6,134,557
TIAA-CREF Short-Term Bond Index Fund 58,830,404
TOTAL SHORT-TERM FIXED INCOME 58,830,404
U.S. EQUITY—25.9%
5,282,383
TIAA-CREF Equity Index Fund 150,178,141
TOTAL U.S. EQUITY 150,178,141
TOTAL AFFILIATED INVESTMENT COMPANIES 580,794,271
(Cost $548,669,033)
TOTAL INVESTMENTS—100.1% 580,794,271
(Cost $548,669,033)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (552,221)
NET ASSETS—100.0% $ 580,242,050
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2010 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—40.0%
24,642,609
TIAA-CREF Bond Index Fund $ 241,743,990
TOTAL FIXED INCOME 241,743,990
INFLATION-PROTECTED ASSETS—10.0%
5,356,049
TIAA-CREF Inflation-Linked Bond Fund 60,469,792
TOTAL INFLATION-PROTECTED ASSETS 60,469,792
INTERNATIONAL EQUITY—13.2%
2,490,461
TIAA-CREF Emerging Markets Equity Index Fund 25,826,082
2,928,900
TIAA-CREF International Equity Index Fund 53,745,312
TOTAL INTERNATIONAL EQUITY 79,571,394
SHORT-TERM FIXED INCOME—12.3%
7,728,314
TIAA-CREF Short-Term Bond Index Fund 74,114,532
TOTAL SHORT-TERM FIXED INCOME 74,114,532
U.S. EQUITY—24.4%
5,197,098
TIAA-CREF Equity Index Fund 147,753,507
TOTAL U.S. EQUITY 147,753,507
TOTAL AFFILIATED INVESTMENT COMPANIES 603,653,215
(Cost $539,538,888)
TOTAL INVESTMENTS—99.9% 603,653,215
(Cost $539,538,888)
OTHER ASSETS & LIABILITIES, NET—0.1% 401,047
NET ASSETS—100.0% $ 604,054,262
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2015 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—39.5%
42,614,530
TIAA-CREF Bond Index Fund $ 418,048,543
TOTAL FIXED INCOME 418,048,543
INFLATION-PROTECTED ASSETS—8.9%
8,316,667
TIAA-CREF Inflation-Linked Bond Fund 93,895,176
TOTAL INFLATION-PROTECTED ASSETS 93,895,176
INTERNATIONAL EQUITY—14.9%
4,950,536
TIAA-CREF Emerging Markets Equity Index Fund 51,337,054
5,818,981
TIAA-CREF International Equity Index Fund 106,778,299
TOTAL INTERNATIONAL EQUITY 158,115,353
SHORT-TERM FIXED INCOME—8.9%
9,897,229
TIAA-CREF Short-Term Bond Index Fund 94,914,429
TOTAL SHORT-TERM FIXED INCOME 94,914,429
U.S. EQUITY—27.7%
10,323,200
TIAA-CREF Equity Index Fund 293,488,581
TOTAL U.S. EQUITY 293,488,581
TOTAL AFFILIATED INVESTMENT COMPANIES 1,058,462,082
(Cost $923,305,758)
TOTAL INVESTMENTS—99.9% 1,058,462,082
(Cost $923,305,758)
OTHER ASSETS & LIABILITIES, NET—0.1% 607,120
NET ASSETS—100.0% $ 1,059,069,202
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2020 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
FIXED INCOME—38.5%
116,636,585
TIAA-CREF Bond Index Fund $ 1,144,204,896
TOTAL FIXED INCOME 1,144,204,896
INFLATION-PROTECTED ASSETS—6.9%
18,077,248
TIAA-CREF Inflation-Linked Bond Fund 204,092,126
TOTAL INFLATION-PROTECTED ASSETS 204,092,126
INTERNATIONAL EQUITY—16.7%
15,535,320
TIAA-CREF Emerging Markets Equity Index Fund 161,101,270
18,251,370
TIAA-CREF International Equity Index Fund 334,912,634
TOTAL INTERNATIONAL EQUITY 496,013,904
SHORT-TERM FIXED INCOME—6.9%
21,512,762
TIAA-CREF Short-Term Bond Index Fund 206,307,386
TOTAL SHORT-TERM FIXED INCOME 206,307,386
U.S. EQUITY—31.0%
32,372,577
TIAA-CREF Equity Index Fund 920,352,377
TOTAL U.S. EQUITY 920,352,377
TOTAL AFFILIATED INVESTMENT COMPANIES 2,970,970,689
(Cost $2,633,649,206)
TOTAL INVESTMENTS—100.0% 2,970,970,689
(Cost $2,633,649,206)
OTHER ASSETS & LIABILITIES, NET—0.0% (597,540)
NET ASSETS—100.0% $ 2,970,373,149
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2025 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—35.8%
182,784,128
TIAA-CREF Bond Index Fund $ 1,793,112,291
TOTAL FIXED INCOME 1,793,112,291
INFLATION-PROTECTED ASSETS—4.8%
21,586,970
TIAA-CREF Inflation-Linked Bond Fund 243,716,894
TOTAL INFLATION-PROTECTED ASSETS 243,716,894
INTERNATIONAL EQUITY—19.1%
29,897,434
TIAA-CREF Emerging Markets Equity Index Fund 310,036,391
35,139,461
TIAA-CREF International Equity Index Fund 644,809,118
TOTAL INTERNATIONAL EQUITY 954,845,509
SHORT-TERM FIXED INCOME—4.9%
25,700,656
TIAA-CREF Short-Term Bond Index Fund 246,469,287
TOTAL SHORT-TERM FIXED INCOME 246,469,287
U.S. EQUITY—35.3%
62,275,720
TIAA-CREF Equity Index Fund 1,770,498,712
TOTAL U.S. EQUITY 1,770,498,712
TOTAL AFFILIATED INVESTMENT COMPANIES 5,008,642,693
(Cost $4,511,667,081)
TOTAL INVESTMENTS—99.9% 5,008,642,693
(Cost $4,511,667,081)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,874,739
NET ASSETS—100.0% $ 5,013,517,432
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2030 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—31.8%
194,372,712
TIAA-CREF Bond Index Fund $ 1,906,796,300
TOTAL FIXED INCOME 1,906,796,300
INFLATION-PROTECTED ASSETS—2.9%
15,187,167
TIAA-CREF Inflation-Linked Bond Fund 171,463,115
TOTAL INFLATION-PROTECTED ASSETS 171,463,115
INTERNATIONAL EQUITY—21.8%
40,944,662
TIAA-CREF Emerging Markets Equity Index Fund 424,596,144
48,216,894
TIAA-CREF International Equity Index Fund 884,780,000
TOTAL INTERNATIONAL EQUITY 1,309,376,144
SHORT-TERM FIXED INCOME—2.9%
18,080,932
TIAA-CREF Short-Term Bond Index Fund 173,396,136
TOTAL SHORT-TERM FIXED INCOME 173,396,136
U.S. EQUITY—40.5%
85,467,049
TIAA-CREF Equity Index Fund 2,429,828,206
TOTAL U.S. EQUITY 2,429,828,206
TOTAL AFFILIATED INVESTMENT COMPANIES 5,990,859,901
(Cost $5,341,850,515)
TOTAL INVESTMENTS—99.9% 5,990,859,901
(Cost $5,341,850,515)
OTHER ASSETS & LIABILITIES, NET—0.1% 8,018,113
NET ASSETS—100.0% $ 5,998,878,014
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2035 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—27.8%
164,713,350
TIAA-CREF Bond Index Fund $ 1,615,837,965
TOTAL FIXED INCOME 1,615,837,965
INFLATION-PROTECTED ASSETS—0.8%
4,417,136
TIAA-CREF Inflation-Linked Bond Fund 49,869,462
TOTAL INFLATION-PROTECTED ASSETS 49,869,462
INTERNATIONAL EQUITY—24.7%
44,834,349
TIAA-CREF Emerging Markets Equity Index Fund 464,932,203
52,740,342
TIAA-CREF International Equity Index Fund 967,785,285
TOTAL INTERNATIONAL EQUITY 1,432,717,488
SHORT-TERM FIXED INCOME—0.9%
5,249,712
TIAA-CREF Short-Term Bond Index Fund 50,344,741
TOTAL SHORT-TERM FIXED INCOME 50,344,741
U.S. EQUITY—45.7%
93,493,144
TIAA-CREF Equity Index Fund 2,658,010,074
TOTAL U.S. EQUITY 2,658,010,074
TOTAL AFFILIATED INVESTMENT COMPANIES 5,806,779,730
(Cost $5,090,380,704)
TOTAL INVESTMENTS—99.9% 5,806,779,730
(Cost $5,090,380,704)
OTHER ASSETS & LIABILITIES, NET—0.1% 6,166,233
NET ASSETS—100.0% $ 5,812,945,963
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2040 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—21.5%
131,113,430
TIAA-CREF Bond Index Fund $ 1,286,222,744
TOTAL FIXED INCOME 1,286,222,744
INTERNATIONAL EQUITY—27.5%
51,457,511
TIAA-CREF Emerging Markets Equity Index Fund 533,614,390
60,457,117
TIAA-CREF International Equity Index Fund 1,109,388,106
TOTAL INTERNATIONAL EQUITY 1,643,002,496
U.S. EQUITY—50.9%
107,228,268
TIAA-CREF Equity Index Fund 3,048,499,668
TOTAL U.S. EQUITY 3,048,499,668
TOTAL AFFILIATED INVESTMENT COMPANIES 5,977,724,908
(Cost $5,078,150,157)
TOTAL INVESTMENTS—99.9% 5,977,724,908
(Cost $5,078,150,157)
OTHER ASSETS & LIABILITIES, NET—0.1% 6,799,737
NET ASSETS—100.0% $ 5,984,524,645
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2045 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—13.5%
62,850,678
TIAA-CREF Bond Index Fund $ 616,565,148
TOTAL FIXED INCOME 616,565,148
INTERNATIONAL EQUITY—30.2%
43,281,340
TIAA-CREF Emerging Markets Equity Index Fund 448,827,500
50,990,607
TIAA-CREF International Equity Index Fund 935,677,638
TOTAL INTERNATIONAL EQUITY 1,384,505,138
U.S. EQUITY—56.1%
90,430,344
TIAA-CREF Equity Index Fund 2,570,934,690
TOTAL U.S. EQUITY 2,570,934,690
TOTAL AFFILIATED INVESTMENT COMPANIES 4,572,004,976
(Cost $3,934,345,112)
TOTAL INVESTMENTS—99.8% 4,572,004,976
(Cost $3,934,345,112)
OTHER ASSETS & LIABILITIES, NET—0.2% 8,430,574
NET ASSETS—100.0% $ 4,580,435,550
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2050 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—9.3%
35,952,072
TIAA-CREF Bond Index Fund $ 352,689,829
TOTAL FIXED INCOME 352,689,829
INTERNATIONAL EQUITY—31.7%
37,504,251
TIAA-CREF Emerging Markets Equity Index Fund 388,919,083
44,131,211
TIAA-CREF International Equity Index Fund 809,807,723
TOTAL INTERNATIONAL EQUITY 1,198,726,806
U.S. EQUITY—58.9%
78,271,465
TIAA-CREF Equity Index Fund 2,225,257,741
TOTAL U.S. EQUITY 2,225,257,741
TOTAL AFFILIATED INVESTMENT COMPANIES 3,776,674,376
(Cost $3,273,936,241)
TOTAL INVESTMENTS—99.9% 3,776,674,376
(Cost $3,273,936,241)
OTHER ASSETS & LIABILITIES, NET—0.1% 5,381,606
NET ASSETS—100.0% $ 3,782,055,982
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2055 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—8.1%
16,736,741
TIAA-CREF Bond Index Fund $ 164,187,432
TOTAL FIXED INCOME 164,187,432
INTERNATIONAL EQUITY—32.1%
20,469,874
TIAA-CREF Emerging Markets Equity Index Fund 212,272,592
24,068,437
TIAA-CREF International Equity Index Fund 441,655,813
TOTAL INTERNATIONAL EQUITY 653,928,405
U.S. EQUITY—59.6%
42,676,661
TIAA-CREF Equity Index Fund 1,213,297,464
TOTAL U.S. EQUITY 1,213,297,464
TOTAL AFFILIATED INVESTMENT COMPANIES 2,031,413,301
(Cost $1,845,024,005)
TOTAL INVESTMENTS—99.8% 2,031,413,301
(Cost $1,845,024,005)
OTHER ASSETS & LIABILITIES, NET—0.2% 3,372,006
NET ASSETS—100.0% $ 2,034,785,307
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2060 Fund August 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—6.8%
6,668,780
TIAA-CREF Bond Index Fund $ 65,420,735
TOTAL FIXED INCOME 65,420,735
INTERNATIONAL EQUITY—32.6%
9,803,399
TIAA-CREF Emerging Markets Equity Index Fund 101,661,245
11,512,835
TIAA-CREF International Equity Index Fund 211,260,518
TOTAL INTERNATIONAL EQUITY 312,921,763
U.S. EQUITY—60.4%
20,410,409
TIAA-CREF Equity Index Fund 580,267,934
TOTAL U.S. EQUITY 580,267,934
TOTAL AFFILIATED INVESTMENT COMPANIES 958,610,432
(Cost $928,682,981)
TOTAL INVESTMENTS—99.8% 958,610,432
(Cost $928,682,981)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,927,722
NET ASSETS—100.0% $ 960,538,154
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2065 Fund August 31, 2022

TIAA-CREF Lifecycle Index Funds
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%
a
FIXED INCOME—5.5%
328,323
TIAA-CREF Bond Index Fund $ 3,220,849
TOTAL FIXED INCOME 3,220,849
INTERNATIONAL EQUITY—33.0%
602,808
TIAA-CREF Emerging Markets Equity Index Fund 6,251,122
705,618
TIAA-CREF International Equity Index Fund 12,948,089
TOTAL INTERNATIONAL EQUITY 19,199,211
U.S. EQUITY—61.0%
1,249,811
TIAA-CREF Equity Index Fund 35,532,121
TOTAL U.S. EQUITY 35,532,121
TOTAL AFFILIATED INVESTMENT COMPANIES 57,952,181
(Cost $63,010,673)
TOTAL INVESTMENTS—99.5% 57,952,181
(Cost $63,010,673)
OTHER ASSETS & LIABILITIES, NET—0.5% 297,714
NET ASSETS—100.0% $ 58,249,895
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF Lifecycle Index Funds August 31, 2022
Notes to portfolios of investments
(unaudited)

TIAA-CREF Lifecycle Index Funds
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
As of August 31, 2022 , all of the investments in the Funds were valued based on Level 1 inputs.
A12147-D (10/22)